Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount		$ 36,475	$ 35,434	$ 30,952
Carrying value	[1]	32,074	26,779	26,583
Difference between contractual maturity amount and carrying value		4,401	8,655	4,369
Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)		(411)	(61)	(1,090)
Cumulative changes in fair value attributable to changes in own credit risk Gains/(Losses)	[2]	$ (520)	$ (109)	$ 139

[1]	Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.
[2]	The cumulative change in fair value is measured from the instruments’ date of initial recognition.